FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2015
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

	June 30, 2015
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$3,573	$3,573	$3,573	$-	$-
Certificates of deposit	350	350	350	-	-
Investment securities – available for sale	66,916	66,916	-	66,916	-
Investment securities – held to maturity	36,618	36,979	-	36,979	-
Mortgage-backed securities – held to maturity:
Agency	160,614	160,835	-	160,835	-
Private-label	2,025	2,430	-	-	2,430
Net loans receivable	46,163	46,897	-	-	46,897
Accrued interest receivable	1,198	1,198	1,198	-	-
FHLB stock	6,619	6,619	6,619	-	-
Bank owned life insurance	4,276	4,276	4,276	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$17,806	$17,806	$17,806	$-	$-
NOW accounts	20,238	20,238	20,238	-	-
Savings accounts	45,092	45,092	45,092	-	-
Money market accounts	23,601	23,601	23,601	-	-
Certificates of deposit	31,326	31,267	-	-	31,267
Advance payments by borrowers for taxes and insurance	865	865	865	-	-
FHLB long-term advances	117,805	118,479	-	-	118,479
FHLB short-term advances	37,830	37,830	37,830	-	-
Accrued interest payable	156	156	156	-	-

	June 30, 2014
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$1,360	$1,360	$1,360	$-	$-
Certificates of deposit	598	598	598	-	-
Investment securities – available for sale	28,387	28,387	-	23,387	-
Investment securities – held to maturity	22,047	22,480	-	22,480	-
Mortgage-backed securities – held to maturity:
Agency	212,781	212,054	-	212,054	-
Private-label	2,554	2,962	-	-	2,962
Net loans receivable	29,724	30,966	-	-	30,966
Accrued interest receivable	638	638	638	-	-
FHLB stock	6,440	6,440	6,440	-	-
Bank owned life insurance	4,136	4,136	4,136	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$16,300	$16,300	$16,300	$-	$-
NOW accounts	21,077	21,077	21,077	-	-
Savings accounts	44,428	44,428	44,428	-	-
Money market accounts	24,730	24,730	24,730	-	-
Certificates of deposit	34,833	34,795	-	-	34,795
Advance payments by borrowers for taxes and insurance	491	491	491	-	-
FHLB long-term advances	111,696	112,518	-	-	112,518
FHLB short-term advances	23,626	23,626	23,626	-	-
Accrued interest payable	170	170	170	-	-